Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long Term Debt

Note 13 – Long Term Debt

Long term debt consists of the following at September 30, 2017 and December 31, 2016, respectively:

	September 30,	December 31,
	2017	2016

On November 21, 2016, the Company entered into a letter agreement with SK L-43, LLC providing for the making of loans by the SK L-43 to the Company, at SK L-43’s option (i) in the aggregate principal amount of $925,000 by December 15, 2016, and (ii) in the amounts of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017. Advances under the letter agreement are unsecured; bear interest at a rate of 5% per annum, payable on December 31st of each year; mature two years from the making of the applicable Advance; and are subject to acceleration upon customary events of default set forth in the promissory notes. To date, SK L-43 has advanced to the Company the following loans:

$125,000 – November 02, 2016 (including $25,000 assigned from PNTV Investors Note)

$267,000 – November 21, 2016

$267,000 – December 02, 2016

$266,000 – December 19, 2016

Pursuant to the advances above, SK L-43 was issued warrants to purchase up to 92,500,002 shares of the Company’s common stock as additional consideration for making the loans at various exercise prices of $0.03 and $0.06 per share. For each additional loan of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017, SK L-43 will also be entitled to additional warrants to purchase 42,857,142 shares of the Company’s common stock. These additional warrants will have an exercise price equal to 125% of the average closing price of the Company’s common stock over the thirty trading days immediately preceding the date of the applicable additional loan; provided, however, that if during the 90 trading day period following the date of such additional loan, the average closing price of the Company’s common stock (the “Post-Advance Closing Average”) is equal to or less than 80% of the Pre-Advance Closing Average, the exercise price for such additional warrant will be equal to 125% of the Post-Advance Closing Average.

Each warrant vested four months following its date of issuance and is exercisable for a period of two years thereafter.

	$925,000	$925,000
Less: unamortized debt discounts	(538,972)	(885,271)
Long term debt	$386,028	$39,729

The Company recorded $346,299 and $-0- of interest expense pursuant to the amortization of the note discounts during the nine months ended September 30, 2017 and 2016, respectively.

The Company recorded interest expense pursuant to the stated interest rate on the above promissory notes in the amount of $34,692 and $-0- during the nine months ended September 30, 2017 and 2016, respectively.

The following presents components of interest expense by instrument type at September 30, 2017 and 2016, respectively:

	September 30, 2017	September 30, 2016
Interest on convertible debentures	$12,804	$29,012
Amortization of debt discounts	675,239	305,747
Loss on debt conversions	-	4,272
Interest on short and long term debt	54,610	2,597
Accounts payable related finance charges	2,395	3,646
	$745,048	$345,274

Note 12 – Long Term Debt

Long term debt consists of the following at December 31, 2016 and 2015, respectively:

	December 31, 2016	December 31, 2015

On November 21, 2016, the Company entered into a letter agreement with SK L-43, LLC providing for the making of loans by the SK L-43 to the Company, at SK L-43’s option (i) in the aggregate principal amount of $925,000 by December 15, 2016, and (ii) in the amounts of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017. Advances under the letter agreement are unsecured; bear interest at a rate of 5% per annum, payable on December 31st of each year; mature two years from the making of the applicable Advance; and are subject to acceleration upon customary events of default set forth in the promissory notes. To date, SK L-43 has advanced to the Company the following loans:

$125,000 – November 02, 2016 (including $25,000 assigned from PNTV Investors Note)

$267,000 – November 21, 2016

$267,000 – December 02, 2016

$266,000 – December 19, 2016

Pursuant to the advances above, SK L-43 was issued warrants to purchase up to 92,500,002 shares of the Company’s common stock as additional consideration for making the loans at various exercise prices of $0.03 and $0.06 per share. For each additional loan of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017, SK L-43 will also be entitled to additional warrants to purchase 42,857,142 shares of the Company’s common stock. These additional warrants will have an exercise price equal to 125% of the average closing price of the Company’s common stock over the thirty trading days immediately preceding the date of the applicable additional loan; provided, however, that if during the 90 trading day period following the date of such additional loan, the average closing price of the Company’s common stock (the “Post-Advance Closing Average”) is equal to or less than 80% of the Pre-Advance Closing Average, the exercise price for such additional warrant will be equal to 125% of the Post-Advance Closing Average.

Each warrant will vest and become exercisable four months following its date of issuance and remain exercisable for a period of two years thereafter; provided, however, that if the Company’s common stock on each of the 30 trading days preceding the vesting date of a warrant equals or exceeds 300% of the exercise price for such warrant, then the Company will have the right to reduce the length of the exercise period for such warrant to 45 days following delivery of notice to SK L-43.	$925,000	$-

Total long term debt	925,000	-
Less: unamortized debt discounts	(885,271)	-
Long term debt	$39,729	$-

The Company recorded $14,336 and $-0- of interest expense pursuant to the amortization of the note discounts during the years ended December 31, 2016 and 2015, respectively.

The Company recorded interest expense pursuant to the stated interest rate on the above promissory notes in the amount of $12,131 and $141 at December 31, 2016 and 2015, respectively.

The following presents components of interest expense by instrument type at December 31, 2016 and 2015, respectively:

	December 31, 2016	December 31, 2015
Interest on convertible debentures	$31,330	$135,314
Amortization of debt discounts	357,612	820,288
Loss on debt conversions	4,272	10,508
Interest on short term debt	12,131	141
Accounts payable related finance charges	4,303	2,499
	$409,648	$968,750